Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Minimum Lease payments, under Non-cancellable Operating Leases

Total minimum lease payments, under non-cancellable operating leases, are as follows:

	2018	2017	2016
Less than one year	3,002	12,783	803
More than one year and less than five years	10,702	16,877	28,349
More than five years	22,772	—	—

	36,476	29,660	29,152